Distribution Date:	03/17/23	3650R 2022-PF2 Commercial Mortgage Trust
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2022-PF2
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	3650 REIT Commercial Mortgage Securities II LLC

Certificate Factor Detail	3		Attention: General Counsel		compliance@3650REIT.com

Certificate Interest Reconciliation Detail	4		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16				AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18
			Attention: General Counsel		compliance@3650REIT.com
Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Bond / Collateral Loss Reconciliation Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	88575JAS7	5.289479%	8,849,000.00	8,416,392.25	197,961.88	37,098.61	0.00	0.00	235,060.49	8,218,430.37	30.03%	30.00%
A-2	88575JAT5	5.289479%	65,444,000.00	65,444,000.00	0.00	288,470.58	0.00	0.00	288,470.58	65,444,000.00	30.03%	30.00%
A-3	88575JAU2	5.289479%	15,000,000.00	15,000,000.00	0.00	66,118.49	0.00	0.00	66,118.49	15,000,000.00	30.03%	30.00%
A-4	88575JAV0	5.289479%	190,000,000.00	190,000,000.00	0.00	837,500.91	0.00	0.00	837,500.91	190,000,000.00	30.03%	30.00%
A-5	88575JAW8	5.289479%	220,988,000.00	220,988,000.00	0.00	974,092.90	0.00	0.00	974,092.90	220,988,000.00	30.03%	30.00%
A-SB	88575JAX6	5.289479%	9,439,000.00	9,439,000.00	0.00	41,606.16	0.00	0.00	41,606.16	9,439,000.00	30.03%	30.00%
A-S	88575JAZ1	5.289479%	72,818,000.00	72,818,000.00	0.00	320,974.43	0.00	0.00	320,974.43	72,818,000.00	20.02%	20.00%
B	88575JBA5	5.289479%	34,588,000.00	34,588,000.00	0.00	152,460.43	0.00	0.00	152,460.43	34,588,000.00	15.26%	15.25%
C	88575JAA6	5.289479%	30,947,000.00	30,947,000.00	0.00	136,411.27	0.00	0.00	136,411.27	30,947,000.00	11.01%	11.00%
D	88575JAC2	5.289479%	14,408,000.00	14,408,000.00	0.00	63,509.02	0.00	0.00	63,509.02	14,408,000.00	9.03%	9.02%
E-RR	88575JAF5	5.289479%	16,539,000.00	16,539,000.00	0.00	72,902.25	0.00	0.00	72,902.25	16,539,000.00	6.76%	6.75%
F-RR	88575JAH1	5.289479%	10,013,000.00	10,013,000.00	0.00	44,136.30	0.00	0.00	44,136.30	10,013,000.00	5.38%	5.38%
G-RR	88575JAK4	5.289479%	6,371,000.00	6,371,000.00	0.00	28,082.73	0.00	0.00	28,082.73	6,371,000.00	4.50%	4.50%
J-RR	88575JAM0	5.289479%	7,282,000.00	7,282,000.00	0.00	32,098.32	0.00	0.00	32,098.32	7,282,000.00	3.50%	3.50%
NR-RR*	88575JAP3	5.289479%	25,486,612.00	25,486,612.00	0.00	107,154.74	0.00	0.00	107,154.74	25,486,612.00	0.00%	0.00%
P	88575JBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	88575JAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			728,172,612.00	727,740,004.25	197,961.88	3,202,617.14	0.00	0.00	3,400,579.02	727,542,042.37

Deal Distribution Total					197,961.88	3,202,617.14	0.00	0.00	3,400,579.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	88575JAS7	951.11224432	22.37110182	4.19240705	0.00000000	0.00000000	0.00000000	0.00000000	26.56350887	928.74114250
A-2	88575JAT5	1,000.00000000	0.00000000	4.40789958	0.00000000	0.00000000	0.00000000	0.00000000	4.40789958	1,000.00000000
A-3	88575JAU2	1,000.00000000	0.00000000	4.40789933	0.00000000	0.00000000	0.00000000	0.00000000	4.40789933	1,000.00000000
A-4	88575JAV0	1,000.00000000	0.00000000	4.40789953	0.00000000	0.00000000	0.00000000	0.00000000	4.40789953	1,000.00000000
A-5	88575JAW8	1,000.00000000	0.00000000	4.40789952	0.00000000	0.00000000	0.00000000	0.00000000	4.40789952	1,000.00000000
A-SB	88575JAX6	1,000.00000000	0.00000000	4.40789914	0.00000000	0.00000000	0.00000000	0.00000000	4.40789914	1,000.00000000
A-S	88575JAZ1	1,000.00000000	0.00000000	4.40789956	0.00000000	0.00000000	0.00000000	0.00000000	4.40789956	1,000.00000000
B	88575JBA5	1,000.00000000	0.00000000	4.40789956	0.00000000	0.00000000	0.00000000	0.00000000	4.40789956	1,000.00000000
C	88575JAA6	1,000.00000000	0.00000000	4.40789963	0.00000000	0.00000000	0.00000000	0.00000000	4.40789963	1,000.00000000
D	88575JAC2	1,000.00000000	0.00000000	4.40789978	0.00000000	0.00000000	0.00000000	0.00000000	4.40789978	1,000.00000000
E-RR	88575JAF5	1,000.00000000	0.00000000	4.40789951	0.00000000	0.00000000	0.00000000	0.00000000	4.40789951	1,000.00000000
F-RR	88575JAH1	1,000.00000000	0.00000000	4.40789973	0.00000000	0.00000000	0.00000000	0.00000000	4.40789973	1,000.00000000
G-RR	88575JAK4	1,000.00000000	0.00000000	4.40789986	0.00000000	0.00000000	0.00000000	0.00000000	4.40789986	1,000.00000000
J-RR	88575JAM0	1,000.00000000	0.00000000	4.40789893	0.00000000	0.00000000	0.00000000	0.00000000	4.40789893	1,000.00000000
NR-RR	88575JAP3	1,000.00000000	0.00000000	4.20435403	0.20354569	0.20354569	0.00000000	0.00000000	4.20435403	1,000.00000000
P	88575JBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	88575JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	37,098.61	0.00	37,098.61	0.00	0.00	0.00	37,098.61	0.00
A-2	02/01/23 - 02/28/23	30	0.00	288,470.58	0.00	288,470.58	0.00	0.00	0.00	288,470.58	0.00
A-3	02/01/23 - 02/28/23	30	0.00	66,118.49	0.00	66,118.49	0.00	0.00	0.00	66,118.49	0.00
A-4	02/01/23 - 02/28/23	30	0.00	837,500.91	0.00	837,500.91	0.00	0.00	0.00	837,500.91	0.00
A-5	02/01/23 - 02/28/23	30	0.00	974,092.90	0.00	974,092.90	0.00	0.00	0.00	974,092.90	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	41,606.16	0.00	41,606.16	0.00	0.00	0.00	41,606.16	0.00
A-S	02/01/23 - 02/28/23	30	0.00	320,974.43	0.00	320,974.43	0.00	0.00	0.00	320,974.43	0.00
B	02/01/23 - 02/28/23	30	0.00	152,460.43	0.00	152,460.43	0.00	0.00	0.00	152,460.43	0.00
C	02/01/23 - 02/28/23	30	0.00	136,411.27	0.00	136,411.27	0.00	0.00	0.00	136,411.27	0.00
D	02/01/23 - 02/28/23	30	0.00	63,509.02	0.00	63,509.02	0.00	0.00	0.00	63,509.02	0.00
E-RR	02/01/23 - 02/28/23	30	0.00	72,902.25	0.00	72,902.25	0.00	0.00	0.00	72,902.25	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	44,136.30	0.00	44,136.30	0.00	0.00	0.00	44,136.30	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	28,082.73	0.00	28,082.73	0.00	0.00	0.00	28,082.73	0.00
J-RR	02/01/23 - 02/28/23	30	0.00	32,098.32	0.00	32,098.32	0.00	0.00	0.00	32,098.32	0.00
NR-RR	02/01/23 - 02/28/23	30	0.00	112,342.43	0.00	112,342.43	5,187.69	0.00	0.00	107,154.74	5,187.69
Totals			0.00	3,207,804.83	0.00	3,207,804.83	5,187.69	0.00	0.00	3,202,617.14	5,187.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,400,579.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,018,449.34	Master Servicing Fee	17,023.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,790.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.01
ARD Interest	0.00	Operating Advisor Fee	1,454.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	213,907.21
Total Interest Collected	3,232,356.55	Total Fees	24,551.71

Principal		Expenses/Reimbursements
Scheduled Principal	197,961.88	Reimbursement for Interest on Advances	5,187.69
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	197,961.88	Total Expenses/Reimbursements	5,187.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,202,617.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	197,961.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Class P Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,400,579.02
Total Funds Collected	3,430,318.43	Total Funds Distributed	3,430,318.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	727,740,004.41	727,740,004.41	Beginning Certificate Balance	727,740,004.25
(-) Scheduled Principal Collections	197,961.88	197,961.88	(-) Principal Distributions	197,961.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	727,542,042.53	727,542,042.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	727,740,004.41	727,740,004.41	Ending Certificate Balance	727,542,042.37
Ending Actual Collateral Balance	727,542,042.53	727,542,042.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	10	66,962,084.76	9.20%	103	5.3814	1.896013	1.99 or less	22	347,336,536.26	47.74%	106	5.3274	1.603220
$10,000,000 to $19,999,999	18	257,562,346.67	35.40%	99	5.2565	1.864213	2.00 to 2.49	13	257,169,859.68	35.35%	112	5.6880	2.173780
$20,000,000 to $29,999,999	10	222,817,611.10	30.63%	112	5.1327	2.165874	2.50 to 2.99	5	83,035,646.59	11.41%	96	4.6321	2.721790
$30,000,000 to $39,999,999	3	111,700,000.00	15.35%	115	5.4144	2.040501	3.00 or more	2	40,000,000.00	5.50%	114	4.5500	3.410000
$40,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901
$50,000,000 to $59,999,999	0	0.00	0.00%	0	0.0000	0.000000
$60,000,000 or more	1	68,500,000.00	9.42%	116	6.0900	2.345436
Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	11	44,200,000.00	6.08%	103	5.4484	1.791344
							Industrial	34	141,365,291.97	19.43%	113	5.3842	1.590022
Arkansas	1	1,438,798.00	0.20%	113	5.5100	1.588799
							Lodging	3	80,406,370.32	11.05%	114	5.7256	2.211699
California	8	112,290,873.48	15.43%	109	5.2328	2.168430
							Mixed Use	1	20,500,000.00	2.82%	109	4.5000	2.300000
Colorado	1	2,000,000.00	0.27%	115	6.8800	1.423004
							Multi-Family	4	95,812,500.00	13.17%	113	5.4872	2.299370
Delaware	1	20,000,000.00	2.75%	110	4.8400	1.820000
							Office	7	104,085,574.45	14.31%	84	4.8866	1.879800
Florida	5	82,400,000.00	11.33%	101	5.3645	1.603083
							Other	1	40,000,000.00	5.50%	114	4.5500	3.410000
Georgia	1	20,500,000.00	2.82%	109	4.5000	2.300000
							Retail	8	181,072,305.79	24.89%	105	5.4153	2.099793
Illinois	2	2,283,045.82	0.31%	114	5.6968	1.683193
							Self Storage	14	64,300,000.00	8.84%	114	5.7408	1.492251
Kentucky	2	11,379,666.11	1.56%	114	5.6814	1.608453
							Totals	72	727,542,042.53	100.00%	107	5.3328	2.031901
Michigan	11	42,442,536.53	5.83%	98	5.3846	1.607510

Minnesota	1	6,088,247.08	0.84%	113	5.5100	1.588799

Nevada	3	49,879,977.72	6.86%	95	4.7017	2.179599

New York	4	134,753,694.25	18.52%	115	5.5256	2.502488

North Carolina	2	60,861,693.91	8.37%	116	6.5441	2.014704

Ohio	2	8,744,019.97	1.20%	113	5.0000	1.733144

Oklahoma	2	6,521,471.48	0.90%	113	5.0000	1.733144

Oregon	1	13,906,370.32	1.91%	113	6.0300	2.220000

South Carolina	2	20,863,412.27	2.87%	70	4.4319	1.449893

Tennessee	1	24,830,000.00	3.41%	114	5.5250	2.020000

Texas	5	48,430,318.81	6.66%	108	4.3647	2.179394

Utah	2	5,638,853.53	0.78%	113	5.2899	1.712361

Virginia	3	6,690,549.45	0.92%	115	6.2175	1.645868

Wisconsin	1	1,398,513.80	0.19%	115	6.3300	1.637803

Totals	72	727,542,042.53	100.00%	107	5.3328	2.031901

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate						Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	3.99999% or less	4	44,035,646.59	6.05%	88	3.7529	2.563490		No outstanding loans in this group
	4.00000% to 4.49999%	6	80,235,669.84	11.03%	84	4.1390	1.829337
4.5000000 to 5.499999%		10	233,175,866.42	32.05%	110	4.9909	2.250958
5.5000000 to 5.999999%		12	184,805,000.00	25.40%	110	5.6801	1.699019
	6.0000000% or more	10	185,289,859.68	25.47%	116	6.3091	2.049620
	Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	36,215,647.56	4.98%	49	4.7745	2.183794	59 months or less	32	570,467,500.00	78.41%	108	5.2749	2.035671
61 months to 84 months		3	43,000,000.00	5.91%	67	4.6009	1.945581	65 months to 79 months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	36	648,326,394.97	89.11%	113	5.4125	2.029141	106 months or more	10	157,074,542.53	21.59%	104	5.5431	2.018207
	Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901	Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		25	498,164,333.50	68.47%	111	5.6506	2.059860			No outstanding loans in this group
	Totals	42	727,542,042.53	100.00%	107	5.3328	2.031901

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30509435	MF	Astoria	NY	Actual/360	6.090%	324,461.67	0.00	0.00	N/A	11/06/32	--	68,500,000.00	68,500,000.00	03/06/23
2A2-1	30321406	RT	Concord	NC	Actual/360	6.548%	152,429.57	38,138.84	0.00	N/A	11/01/32	--	29,929,883.52	29,891,744.68	03/01/23
2A2-3	30321408				Actual/360	6.548%	101,619.71	25,425.90	0.00	N/A	11/01/32	--	19,953,255.66	19,927,829.76	03/01/23
2A2-4	30321409				Actual/360	6.548%	50,809.86	12,712.94	0.00	N/A	11/01/32	--	9,976,627.86	9,963,914.92	03/01/23
3A2	30509478	Various Various		Various	Actual/360	5.000%	149,722.22	0.00	0.00	N/A	08/05/32	--	38,500,000.00	38,500,000.00	03/05/23
3A3	30509479				Actual/360	5.000%	58,333.33	0.00	0.00	N/A	08/05/32	--	15,000,000.00	15,000,000.00	03/05/23
4A4	30509271	98	New York	NY	Actual/360	4.550%	70,777.78	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	03/06/23
4A5	30509272				Actual/360	4.550%	70,777.78	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	03/06/23
5A2	30509369	IN	Various	Various	Actual/360	5.510%	85,282.56	0.00	0.00	N/A	08/05/32	--	19,900,000.00	19,900,000.00	03/05/23
5A3	30509370				Actual/360	5.510%	42,855.56	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	03/05/23
5A4	30509371				Actual/360	5.510%	42,855.56	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	03/05/23
6	30509415	LO	Palm Springs	CA	Actual/360	5.494%	166,651.33	0.00	0.00	N/A	11/06/32	--	39,000,000.00	39,000,000.00	03/06/23
7	30509340	SS	Various	AZ	Actual/360	5.790%	154,014.00	0.00	0.00	N/A	10/06/32	--	34,200,000.00	34,200,000.00	03/06/23
8A2	30509361	LO	Sarasota	FL	Actual/360	5.900%	34,416.67	0.00	0.00	N/A	08/05/32	--	7,500,000.00	7,500,000.00	03/05/23
8A3	30509362				Actual/360	5.900%	91,777.78	0.00	0.00	N/A	08/05/32	--	20,000,000.00	20,000,000.00	03/05/23
9	30509387	RT	Northridge	CA	Actual/360	5.510%	107,138.89	0.00	0.00	N/A	10/05/32	--	25,000,000.00	25,000,000.00	03/05/23
10A1	30509287	RT	Germantown	TN	Actual/360	5.525%	63,727.81	0.00	0.00	N/A	09/05/32	--	14,830,000.00	14,830,000.00	03/05/23
10A2	30509288				Actual/360	5.525%	21,486.11	0.00	0.00	N/A	09/05/32	--	5,000,000.00	5,000,000.00	03/05/23
10A3	30509289				Actual/360	5.525%	21,486.11	0.00	0.00	N/A	09/05/32	--	5,000,000.00	5,000,000.00	03/05/23
11	30509152	SS	Miami	FL	Actual/360	5.410%	96,778.89	0.00	0.00	N/A	08/05/32	--	23,000,000.00	23,000,000.00	03/05/23
12A1	30321466	OF	Houston	TX	Actual/360	4.771%	82,420.25	35,178.35	0.00	N/A	04/06/32	--	22,211,044.77	22,175,866.42	03/06/23
13	30508460	RT	Henderson	NV	Actual/360	4.085%	70,693.19	0.00	0.00	N/A	02/05/32	--	22,250,000.00	22,250,000.00	03/05/23
14	30508469	MU	Savannah	GA	Actual/360	4.500%	71,750.00	0.00	0.00	N/A	04/05/32	--	20,500,000.00	20,500,000.00	03/05/23
15A2	30509482	OF	Wilmington	DE	Actual/360	4.840%	75,288.89	0.00	0.00	N/A	05/05/32	--	20,000,000.00	20,000,000.00	03/05/23
16	30509351	IN	Brooklyn	NY	Actual/360	5.750%	84,413.19	0.00	0.00	N/A	11/07/32	--	18,875,000.00	18,875,000.00	03/07/23
17A4	30509476	OF	Greenville	SC	Actual/360	4.130%	57,820.00	0.00	0.00	N/A	06/05/28	--	18,000,000.00	18,000,000.00	03/05/23
18	30509437	RT	Las Vegas	NV	Actual/360	6.191%	74,635.94	0.00	0.00	N/A	11/06/32	--	15,500,000.00	15,500,000.00	03/06/23
19A2-1	30509385	IN	Various	Various	Actual/360	6.330%	73,850.00	0.00	0.00	N/A	10/06/32	--	15,000,000.00	15,000,000.00	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20A1	30509024	OF	Corte Madera	CA	Actual/360	5.380%	62,766.67	0.00	0.00	N/A	06/05/29	--	15,000,000.00	15,000,000.00	03/05/23
21	30509413	OF	Orlando	FL	Actual/360	5.940%	66,990.00	0.00	0.00	N/A	10/06/27	--	14,500,000.00	14,500,000.00	03/06/23
22	30509172	LO	Klamath Falls	OR	Actual/360	6.030%	65,309.51	18,897.78	0.00	N/A	08/05/32	--	13,925,268.10	13,906,370.32	03/05/23
23A2	30508597	IN	San Francisco	CA	Actual/360	4.110%	41,556.67	0.00	0.00	N/A	03/05/32	--	13,000,000.00	13,000,000.00	03/05/23
24A4-A	30321475	RT	Reno	NV	Actual/360	3.930%	37,163.90	28,333.53	0.00	N/A	12/01/26	--	12,158,311.25	12,129,977.72	03/01/23
25	30508488	RT	Amarillo	TX	Actual/360	3.380%	31,588.13	22,602.57	0.00	N/A	02/05/32	--	12,015,771.44	11,993,168.87	03/05/23
26A2	30508055	OF	Phoenix	AZ	Actual/360	4.280%	33,288.89	0.00	0.00	N/A	04/05/28	--	10,000,000.00	10,000,000.00	03/05/23
27A4	30509373	MF	Daytona Beach	FL	Actual/360	3.770%	29,322.22	0.00	0.00	N/A	09/05/31	--	10,000,000.00	10,000,000.00	03/05/23
28	30508216	MF	Dallas	TX	Actual/360	3.970%	30,607.60	0.00	0.00	N/A	12/05/31	--	9,912,500.00	9,912,500.00	03/05/23
29A2	30509374	RT	Norton Shores	MI	Actual/360	4.080%	30,471.43	16,671.97	0.00	N/A	01/05/27	--	9,602,341.81	9,585,669.84	03/05/23
30	30509318	MF	Jacksonville	FL	Actual/360	4.260%	24,518.67	0.00	0.00	N/A	04/06/32	--	7,400,000.00	7,400,000.00	03/06/23
31	30509433	IN	Dearborn	MI	Actual/360	7.078%	30,278.11	0.00	0.00	N/A	11/06/32	--	5,500,000.00	5,500,000.00	03/06/23
32	30509352	SS	Various	Various	Actual/360	6.880%	21,939.56	0.00	0.00	N/A	10/06/32	--	4,100,000.00	4,100,000.00	03/06/23
33	30509343	SS	Owensboro	KY	Actual/360	6.160%	14,373.33	0.00	0.00	N/A	10/06/32	--	3,000,000.00	3,000,000.00	03/06/23
Totals							3,018,449.34	197,961.88	0.00				727,740,004.41	727,542,042.53
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	2,984,465.57	09/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	0.00	2,984,465.57	09/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	0.00	2,984,465.57	09/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,711,510.04	03/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,057,120.90	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	2,260,146.36	04/30/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	0.00	7,756,151.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	5,984,984.61	5,905,457.41	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20A1	0.00	3,507,241.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	2,440,686.72	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	0.00	1,991,024.64	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24A4-A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,886,724.63	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	8,035,500.86	7,882,162.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27A4	2,404,579.49	3,342,135.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	948,785.95	1,079,563.55	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29A2	0.00	2,428,779.40	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	698,810.18	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	17,373,850.91	53,900,912.12				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.332787%	5.289409%	107
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.332761%	5.289385%	108
01/18/23	3	59,903,136.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.332703%	5.289328%	109
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.332646%	5.289271%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		21,715,648	21,715,648		0	0
49 - 60 Months		14,500,000	14,500,000		0	0
> 60 Months		691,326,395	691,326,395		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	727,542,043	727,542,043	0	0	0	0
Feb-23	727,740,004	727,740,004	0	0	0	0
Jan-23	727,878,245	667,975,108	59,903,137	0	0	0
Dec-22	728,015,889	728,015,889	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,551.55	0.00	0.00	0.00
2A2-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,701.03	0.00	0.00	0.00
2A2-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	850.52	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.59	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,187.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,187.69

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27